5. FINANCIAL RISK MANAGEMENT (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity analysis by currency, effect on Equity, 10% Depreciation	$ 23,570,164	$ 26,037,358	$ 55,010,850
Sensitivity analysis by currency, effect on Equity, 10% Appreciation	(23,570,164)	(26,037,358)	(55,010,850)
United States Dollar
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity analysis by currency, effect on Equity, 10% Depreciation	6,517,149	9,607,302	24,930,118
Sensitivity analysis by currency, effect on Equity, 10% Appreciation	(6,517,149)	(9,607,302)	(24,930,118)
Pound Sterling
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity analysis by currency, effect on Equity, 10% Depreciation	7,136,623	6,896,198	13,419,013
Sensitivity analysis by currency, effect on Equity, 10% Appreciation	(7,136,623)	(6,896,198)	(13,419,013)
Euro
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity analysis by currency, effect on Equity, 10% Depreciation	4,005,063	3,980,555	6,853,704
Sensitivity analysis by currency, effect on Equity, 10% Appreciation	(4,005,063)	(3,980,555)	(6,853,704)
Canadian Dollar
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity analysis by currency, effect on Equity, 10% Depreciation	1,569,182	1,425,507	2,156,353
Sensitivity analysis by currency, effect on Equity, 10% Appreciation	(1,569,182)	(1,425,507)	(2,156,353)
Brazilian Reais
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity analysis by currency, effect on Equity, 10% Depreciation	1,349,934	1,355,866	3,349,844
Sensitivity analysis by currency, effect on Equity, 10% Appreciation	(1,349,934)	(1,355,866)	(3,349,844)
Swedish Krona
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity analysis by currency, effect on Equity, 10% Depreciation	1,172,260	1,184,116	1,744,631
Sensitivity analysis by currency, effect on Equity, 10% Appreciation	(1,172,260)	(1,184,116)	(1,744,631)
Norwegian Krona
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity analysis by currency, effect on Equity, 10% Depreciation	488,270	465,352	573,453
Sensitivity analysis by currency, effect on Equity, 10% Appreciation	(488,270)	(465,352)	(573,453)
Mexican Peso
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity analysis by currency, effect on Equity, 10% Depreciation	1,331,683	1,122,462	1,983,734
Sensitivity analysis by currency, effect on Equity, 10% Appreciation	$ (1,331,683)	$ (1,122,462)	$ (1,983,734)